Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Risk Management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to various currencies denominated in the foreign currency at December 31, 2023 and 2022. The tables do not include amounts denominated in U.S. dollars as at December 31, 2023.
23. Financial risk management (continued)

	December 31, 2023

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	12,898	98,566	125,697
Accounts receivable and other	14,759	17,392	350,649
Current derivative assets	—	414	—
Other non-current assets	2,681	67,453	—
Investments in marketable securities	133,305	—	—
Accounts payable and other	(97,211)	(92,650)	(1,817,969)
Non-current derivative liabilities	—	(10,917)	—
Non-current debt - Term Facility	—	(156,194)	—
Other non-current liabilities	(13,707)	(4,652)	(201,567)
Net balance	52,725	(80,588)	(1,543,190)

Equivalent in U.S. dollars	$40,014	$(89,056)	$(52,421)

Other foreign currency net liability exposure is equivalent to $160 U.S. dollars.

	December 31, 2022

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	19,895	10,567	33,598
Accounts receivable and other	10,939	10,728	225,605
Other non-current assets	2,680	51,986	—
Investments in marketable securities	74,085	—	—
Accounts payable and other	(72,690)	(73,345)	(731,913)
Other non-current liabilities	(13,468)	(3,870)	(118,793)
Net balance	21,441	(3,934)	(591,503)

Equivalent in U.S. dollars	$16,180	$(4,271)	$(31,633)

Other foreign currency net liability exposure is equivalent to $150 U.S. dollars.